UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                     Scudder International Equity Portfolio

Investment Company Act file number  811-06071

                     Scudder International Equity Portfolio
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/1/03-6/30/04
                         ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).
The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ProxyEdge -  Investment Company Report                   Report Date: 08/06/2004
Meeting Date Range: 07/01/2003 to 06/30/2004
Selected Accounts: Int'l Equity Portfolio

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HARMONY GOLD MINING COMPANY LIMITED                                             HMY                  Annual Meeting Date: 09/01/2003
Issuer: 413216                                 ISIN:
SEDOL:
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Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     SPECIAL RESOLUTION 1: THAT THE AUTHORISED ORDINARY                    Management            For
          SHARE CAPITAL OF THE COMPANY BE INCREASED.

   02     ORDINARY RESOLUTION 1: THE PROPOSAL BY THE COMPANY                    Management            For
          OF THE SCHEME, THE MAKING BY THE COMPANY OF THE
          SUBSTITUTE OFFER, AND THE ISSUE BY THE COMPANY OF THE CONSIDERATION
          SHARES, BE AND ARE HEREBY APPROVED.

   03     ORDINARY RESOLUTION 2: THE DIRECTORS OF THE COMPANY                   Management            For
          BE AND ARE HEREBY AUTHORISED TO ALLOT AND ISSUE,
          AFTER PROVIDING FOR THE REQUIREMENTS OF THE EMPLOYEE SHARE SCHEMES,
          ALL OR ANY OF THE UNISSUED ORDINARY SHARES OF 50 CENTS EACH IN THE
          CAPITAL OF THE COMPANY.

   04     ORDINARY RESOLUTION 3: THE DIRECTORS OF THE COMPANY                   Management            For
          BE AND ARE HEREBY AUTHORISED TO ALLOT AND ISSUE
          ALL OR ANY OF THE AUTHORISED BUT UNISSUED ORDINARY SHARES OF 50 CENTS
          EACH IN THE CAPITAL OF THE COMPANY.

   05     ORDINARY RESOLUTION 4: THAT ANY ONE OF DIRECTORS                      Management            For
          OF THE COMPANY BE AND IS HEREBY AUTHORISED TO
          SIGN ALL SUCH DOCUMENTS AND DO ALL SUCH THINGS AS MAY BE NECESSARY FOR
          THE IMPLEMENTATION OF THE SPECIAL AND THE ORDINARY RESOLUTIONS TO BE
          PROPOSED.



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HARMONY GOLD MINING COMPANY LIMITED                                             HMY                  Annual Meeting Date: 11/14/2003
Issuer: 413216                                 ISIN:
SEDOL:
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Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     ADOPTION OF 2003 AUDITED FINANCIAL STATEMENTS                         Management            For

   02     FIXING THE REMUNERATION OF DIRECTORS                                  Management            For

   03     DIRECTOR                                                              Management            For               No

   4A     RE-ELECTION OF DIRECTOR IN TERMS OF THE COMPANY                       Management            For
          S ARTICLES OF ASSOCIATION: TSA GROBICKI

   4B     RE-ELECTION OF DIRECTOR IN TERMS OF THE COMPANY                       Management            For
          S ARTICLES OF ASSOCIATION: MF PLEMING

   4C     RE-ELECTION OF DIRECTOR IN TERMS OF THE COMPANY                       Management            For
          S ARTICLES OF ASSOCIATION: ZB SWANEPOEL

   S1     INSERTION OF NEW ARTICLE 2A AS PART OF THE COMPANY                    Management            For
          S ARTICLES OF ASSOCIATION

   S2     AMENDING ARTICLE 46 OF THE COMPANY S ARTICLES                         Management            For
          OF ASSOCIATION

   S3     AMENDING ARTICLE 103 OF THE COMPANY S ARTICLES                        Management            For
          OF ASSOCIATION

   S4     AMENDING ARTICLE 109 OF THE COMPANY S ARTICLES                        Management            For
          OF ASSOCIATION

   S5     GRANTING AUTHORITY FOR SHARE REPURCHASES                              Management            For

   O1     APPROVING THE HARMONY (2003) SHARE OPTION SCHEME                      Management          Against

   O2     PLACING THE BALANCE OF THE UNISSUED SHARES OF                         Management            For
          THE COMPANY UNDER THE CONTROL OF THE DIRECTORS

   O3     AUTHORISING THE DIRECTORS TO ISSUE SHARES FOR                         Management            For
          CASH



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YUKOS CORP                                                                      YUKOY               Special Meeting Date: 11/28/2003
Issuer: 98849W                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF THE NEW VERSION OF OAO NK YUKOS CHARTER                   Management          Against

   03     PAYMENT OF DIVIDENDS ON OAO NK YUKOS COMMON SHARES                    Management            For
          PER THE RESULTS OF THE FIRST NINE MONTHS OF FISCAL
          YEAR 2003



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COMPANHIA VALE DO RIO DOCE                                                      RIO                  Annual Meeting Date: 04/28/2004
Issuer: 204412                                 ISIN:
SEDOL:
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Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   OA     APPRECIATION OF THE MANAGEMENT S REPORT AND ANALYSIS,                 Management            For               No
          DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS
          FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

   OB     PROPOSAL FOR THE DESTINATION OF THE PROFITS OF                        Management            For               No
          THE SAID FISCAL YEAR.

   OC     ESTABLISHMENT OF THE TOTAL AND ANNUAL REMUNERATION                    Management            For               No
          OF THE MEMBERS OF THE COMPANY S MANAGEMENT.

   OD     ELECTION OF THE MEMBERS OF THE FISCAL COUNCIL                         Management            For               No
          AND ESTABLISHMENT OF THEIR REMUNERATION.

   E A    PROPOSAL OF CAPITAL INCREASE, THROUGH THE CAPITALIZATION              Shareholder           For               No
          OF RESERVES, WITHOUT THE ISSUANCE OF SHARES,
          AND THE CONSEQUENT CHANGE OF THE HEAD SECTION OF ARTICLE 5 OF THE
          COMPANY S BY-LAWS.



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OAO LUKOIL                                                                      LUKOY                Annual Meeting Date: 06/24/2004
Issuer: 677862                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVAL OF THE ANNUAL REPORT 2003, OF THE ANNUAL                     Management            For
          ACCOUNTS INCLUDING THE PROFIT AND LOSS STATEMENT

   02     AMOUNT, PAYMENT DATE, AND FORM OF PAYMENT OF DIVIDENDS                Management            For

   03     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.                    Management          Abstain

   4A     ELECTION OF THE MEMBER OF THE AUDIT COMMISSION:                       Management            For
          NIKITENKO, VLADIMIR NIKOLAYEVICH

   4B     ELECTION OF THE MEMBER OF THE AUDIT COMMISSION:                       Management            For
          SKLYAROVA, TATIANA SERGUEYEVNA

   4C     ELECTION OF THE MEMBER OF THE AUDIT COMMISSION:                       Management            For
          TANULYAK, NATALIA ILYINICHNA

   4D     ELECTION OF THE MEMBER OF THE AUDIT COMMISSION:                       Management            For
          KONDRATIEV, PAVEL GENNADIEVICH

   4E     ELECTION OF THE MEMBER OF THE AUDIT COMMISSION:                       Management            For
          BULAVINA, LYUDMILA MIKHAILOVNA

    5     REMUNERATION AND COMPENSATION OF EXPENSES TO                          Management            For
          THE MEMBERS OF THE BOARD OF DIRECTORS AND AUDIT
          COMMISSION OF OAO LUKOIL

    6     APPROVAL OF THE EXTERNAL AUDITOR OF THE COMPANY                       Management            For

    7     APPROVAL OF AMENDMENTS AND ADDENDA TO THE CHARTER                     Management            For
          OF OAO LUKOIL

    8     APPROVAL OF AMENDMENTS AND ADDENDA TO THE REGULATIONS                 Management            For
          ON THE PROCEDURE FOR PREPARING AND HOLDING THE
          SHAREHOLDERS MEETING

    9     APPROVAL OF AMENDMENTS AND ADDENDA TO THE REGULATIONS                 Management            For
          ON THE BOARD OF DIRECTORS OF LUKOIL

   10     APPROVAL OF TRANSACTIONS INVOLVING INTERESTED/RELATED                 Management            For
          PARTIES



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YUKOS CORP                                                                      YUKOY                Annual Meeting Date: 06/24/2004
Issuer: 98849W                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVAL OF THE ANNUAL REPORT OF YUKOS OIL COMPANY                    Management            For
          FOR 2003.

   02     APPROVAL OF THE ANNUAL ACCOUNTING REPORTS, INCLUDING                  Management            For
          THE PROFIT AND LOSS ACCOUNT, OF YUKOS OIL COMPANY
          FOR FY 2003.

   03     APPROVAL OF DISTRIBUTION OF PROFIT OF YUKOS OIL                       Management            For
          COMPANY FOR FY 2003, INCLUDING PAYMENT OF DIVIDEND
          ON COMMON SHARES OF YUKOS OIL COMPANY, AND OF
          LOSSES FOR FY 2003.

   04     ELECTION OF THE BOARD OF DIRECTORS OF YUKOS OIL                       Management            For
          COMPANY.

   5A     ELECTION OF MURASHOVA ANTONINA B. TO THE AUDITING                     Management            For
          COMMISSION OF YUKOS OIL COMPANY.

   5B     ELECTION OF BRITKOVA ELENA V. TO THE AUDITING                         Management            For
          COMMISSION OF YUKOS OIL COMPANY.

   5C     ELECTION OF SERZHANOVA MARGARITA O. TO THE AUDITING                   Management            For
          COMMISSION OF YUKOS OIL COMPANY.

    6     APPROVAL OF THE AUDITOR OF YUKOS OIL COMPANY                          Management            For
          FOR 2004.

    7     APPROVAL OF THE TOTAL AMOUNT OF REMUNERATION                          Management            For
          AND REIMBURSEMENTS OF DIRECTORS OF YUKOS OIL
          COMPANY FOR THE PERIOD 2004-2005.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Scudder International Equity Portfolio



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/18/04
       ---------
* Print the name and title of each signing officer under his or her signature.